Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 8 Income Taxes

The Company recognized deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry forwards.  The Company will establish a valuation allowance to reflect the likelihood of realization of deferred tax assets.

The Company has net operating loss carry forwards for tax purposes totaling approximately $3,526,000, at December 31, 2011, expiring through 2031. There is a limitation on the amount of taxable income that can be offset by carry forwards after a change in control (generally greater than a 50% change in ownership).  Temporary differences, which give rise to a net deferred tax asset, are as follows:

Significant deferred tax assets at December 31, 2011 and 2010 are approximately as follows:

	2011	2010
Gross deferred tax assets:
Net operating loss carry forwards	$(1,198,000)	$(388,000)
Total deferred tax assets	1,198,000	388,000
Less: valuation allowance	(1,198,000)	(388,000)
Net deferred tax asset recorded	$-	$-

The valuation allowance at December 31, 2010 was approximately $388,000. The net change in valuation allowance during the year ended December 31, 2011 was an increase of approximately $810,000. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred income tax assets will not be realized.  The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2011 and 2010, respectively.

The actual tax benefit differs from the expected tax benefit for the years ended December 31, 2011 and 2010, respectively, (computed by applying the U.S. Federal Corporate tax rate of 34% to income before taxes) approximately as follows:

	2011	2010

Expected tax expense (benefit) - federal	$(2,261,000)	$(393,000)
Non-deductible stock compensation	1,440,000	68,000
Impairment loss	11,000	-
Change in valuation allowance	810,000	325,000
Actual tax expense (benefit)	$-	$-